Income Tax - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Disclosure of Components of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0
Non-capital loss carry forwards [Member]
Disclosure of Components of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	16,938	10,806
Property and equipment [Member]
Disclosure of Components of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	123	167
Exploration and evaluation assets [Member]
Disclosure of Components of Deferred Tax Assets [Line Items]
Net deferred tax asset (liability)	$ (17,061)	$ (10,973)